Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (8,309,433)	$ (7,669,802)	$ (10,010,306)	$ (16,555,051)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	469,116	702,935	953,019	1,236,274
Change in fair value of warrants		(850,000)	(850,000)	(1,250,000)
Depreciation and amortization	135,123	262,303	466,988	216,088
Impairment loss	2,284,067
Changes in operating assets and liabilities:
Accounts receivable	(17,921)	671,187	720,190	582,859
Prepaid expenses and other current assets	(189,331)	219,770	55,979	(120,783)
Accounts payable and accrued expenses	308,967	(2,007,898)	(3,046,676)	1,101,210
Deferred contract revenue		(125,000)	(125,000)	(373,000)
Other	(28,332)	(23,251)	(32,731)	(24,008)
Net cash used in operating activities	(5,347,744)	(8,819,756)	(11,868,537)	(15,186,411)
Cash flows from investing activities:
Equipment and leasehold improvement expenditures		(21,117)	(21,117)	(105,611)
Patent expenditures	(216,016)	(206,363)	(270,035)	(430,304)
Net cash used in investing activities	(216,016)	(227,480)	(291,152)	(535,915)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants, net		3,272,030	3,720,485	21,237,442
Proceeds from options and warrants exercised		47,676	47,678	250
Payment for restricted stock tax liability on net settlement	(1,577)	(1,180)	(1,183)	(84,680)
Net cash (used in) provided by financing activities	(1,577)	3,318,526	3,766,980	21,153,012
Net increase (decrease) in cash and cash equivalents	(5,565,337)	(5,728,710)	(8,392,709)	5,430,686
Cash and cash equivalents at beginning of period	8,889,616	17,282,325	17,282,325	11,851,639
Cash and cash equivalents at end of period	3,324,279	11,553,615	8,889,616	17,282,325
Cash paid during the year for:
Income taxes	$ 1,600	1,600	1,600	1,600
Supplemental disclosure of non-cash investing and financing activities:
Change in fair value of warrants		$ (850,000)	$ (850,000)	$ (1,250,000)